Offerings - Offering: 1	Aug. 27, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary shares, no par value
Amount Registered | shares	1,200,000
Proposed Maximum Offering Price per Unit	3.3212
Maximum Aggregate Offering Price	$ 3,985,440.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 550.39
Offering Note	American Depositary Shares (“ADS”) evidenced by American Depositary Receipts (“ADRs”) issuable upon deposit of ordinary shares have been registered pursuant to a separate registration statement on Form F-6 (File No. 333-254136).

Pursuant to Rule 416 under the Securities Act of 1933, as amended, the ordinary shares being registered hereunder include such indeterminate number of additional ordinary shares as may be issuable as a result of stock splits, stock dividends or similar transactions with respect to the shares being registered hereunder.

Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457 (h) and 457(c) under the Securities Act of 1933. The proposed maximum offering price per unit and maximum aggregate offering price are calculated on the basis of $3.3212, the average of the high and low sale price of ADSs of the registrant on the New York Stock Exchange on August 24, 2026, which is within five business days prior to the filing of this registration statement, divided by two, the then ordinary share-to-ADS ratio.